Subsequent Events	12 Months Ended
Dec. 31, 2022
Disclosure Of Events After Reporting Period [Abstract]
SUBSEQUENT EVENTS

NOTE 39 - SUBSEQUENT EVENTS

On January 23, 2023, the Ministry of Finance together with the Association of Banks and Financial Institutions (ABIF) announced measures to support individuals and SMEs, as well as to strenghten the banking system. The measures include credits rescheduling according to the each bank’s commercial policies and a commitment to be participants in the support programmes promoted by the State, such as Fogape and the housing construction programme. Additionally, it was announced that Transbank shareholder banks will begin the sale of their share participation to cooperate with the development of the four-part model for the payment system.

On February 22, 2023, these Consolidated Financial Statements were approved by the Board of Directors.

There are no other subsequent events that need to be disclosed occurred between January 1, 2023 and the date of issuance of these Consolidated Financial Statements (February 22, 2023).